VESSEL PURCHASE PREPAYMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of equipment prepayment activities
The table below summarizes the movement in vessel purchase prepayments applicable to the Company for the six months ended June 30, 2021 and twelve months ended December 31, 2020.

(in thousands of $)	June 30,	December 31,
	2021	2020
At beginning of period	289,600	349,472
Deposits to vessels purchase prepayments	—	125,800
Transfer to vessels and equipment	(289,600)	(185,672)
At end of period	—	289,600